Marketable Securities and Securities Investments (Details 2) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Held-to-maturity, Fair value
Held-to-maturity securities, less than 12 months, fair value	¥ 1,833,709	¥ 1,516,600
Held-to-maturity securities, 12 months or more, fair value	0	465,816
Held-to-maturity securities, fair value, total	1,833,709	1,982,416
Held-to-maturity, Unrealized losses
Held-to-maturity securities, less than 12 months, unrealized losses	(48,221)	(11,384)
Held-to-maturity securities, 12 months or more , unrealized losses	0	(19,684)
Held-to-maturity securities, unrealized losses, total	(48,221)	(31,068)
Gross unrealized losses on, and fair value of, Sony's investment securities
Marketable securities, less than 12 months, fair value, total	2,365,904	1,769,525
Marketable securities, 12 months or more, fair value, total	85,140	621,229
Marketable securities, fair value, total	2,451,044	2,390,754
Marketable securities, less than 12 months, unrealized losses, total	(62,609)	(13,799)
Marketable securities, 12 months or more, unrealized losses, total	(6,019)	(30,829)
Marketable securities, unrealized losses, total	(68,628)	(44,628)
Debt Securities [Member]
Available-for-sale, Fair value
Available-for-sale securities, less than 12 months, fair value	495,804	242,856
Available-for-sale securities, 12 months or more, fair value	84,754	143,927
Available-for-sale securities, fair value, total	580,558	386,783
Available-for-sale, Unrealized losses
Available-for-sale securities, less than 12 months, Unrealized losses	(11,035)	(1,481)
Available-for-sale securities, 12 months or more, Unrealized losses	(5,925)	(8,642)
Available-for-sale securities, Unrealized losses, total	(16,960)	(10,123)
Japanese National Government Bonds [Member]
Available-for-sale, Fair value
Available-for-sale securities, less than 12 months, fair value	223,686	139,613
Available-for-sale securities, 12 months or more, fair value	54,477	53,704
Available-for-sale securities, fair value, total	278,163	193,317
Available-for-sale, Unrealized losses
Available-for-sale securities, less than 12 months, Unrealized losses	(3,230)	(891)
Available-for-sale securities, 12 months or more, Unrealized losses	(1,741)	(2,506)
Available-for-sale securities, Unrealized losses, total	(4,971)	(3,397)
Japanese National Government Bonds [Member]
Held-to-maturity, Fair value
Held-to-maturity securities, less than 12 months, fair value	1,812,196	1,496,584
Held-to-maturity securities, 12 months or more, fair value	0	465,416
Held-to-maturity securities, fair value, total	1,812,196	1,962,000
Held-to-maturity, Unrealized losses
Held-to-maturity securities, less than 12 months, unrealized losses	(48,149)	(11,066)
Held-to-maturity securities, 12 months or more , unrealized losses	0	(19,674)
Held-to-maturity securities, unrealized losses, total	(48,149)	(30,740)
Available-for sale securities, Debt securities, Japanese local government bonds [Member]
Available-for-sale, Fair value
Available-for-sale securities, less than 12 months, fair value	12,434	1,887
Available-for-sale securities, 12 months or more, fair value	0	0
Available-for-sale securities, fair value, total	12,434	1,887
Available-for-sale, Unrealized losses
Available-for-sale securities, less than 12 months, Unrealized losses	(64)	(5)
Available-for-sale securities, 12 months or more, Unrealized losses	0	0
Available-for-sale securities, Unrealized losses, total	(64)	(5)
Available-for sale securities, Debt securities, Japanese local government bonds [Member]
Held-to-maturity, Fair value
Held-to-maturity securities, less than 12 months, fair value	531	100
Held-to-maturity securities, 12 months or more, fair value	0	0
Held-to-maturity securities, fair value, total	531	100
Held-to-maturity, Unrealized losses
Held-to-maturity securities, less than 12 months, unrealized losses	(2)	0
Held-to-maturity securities, 12 months or more , unrealized losses	0	0
Held-to-maturity securities, unrealized losses, total	(2)	0
Available-for sale securities, Debt securities, Japanese corporate bonds [Member]
Available-for-sale, Fair value
Available-for-sale securities, less than 12 months, fair value	130,318	48,151
Available-for-sale securities, 12 months or more, fair value	0	1,965
Available-for-sale securities, fair value, total	130,318	50,116
Available-for-sale, Unrealized losses
Available-for-sale securities, less than 12 months, Unrealized losses	(440)	(84)
Available-for-sale securities, 12 months or more, Unrealized losses	0	(22)
Available-for-sale securities, Unrealized losses, total	(440)	(106)
Available-for sale securities, Debt securities, Japanese corporate bonds [Member]
Held-to-maturity, Fair value
Held-to-maturity securities, less than 12 months, fair value	20,788	19,828
Held-to-maturity securities, 12 months or more, fair value	0	95
Held-to-maturity securities, fair value, total	20,788	19,923
Held-to-maturity, Unrealized losses
Held-to-maturity securities, less than 12 months, unrealized losses	(67)	(314)
Held-to-maturity securities, 12 months or more , unrealized losses	0	(7)
Held-to-maturity securities, unrealized losses, total	(67)	(321)
Available-for sale securities, Debt securities, Foreign corporate bonds [Member]
Available-for-sale, Fair value
Available-for-sale securities, less than 12 months, fair value	126,484	46,764
Available-for-sale securities, 12 months or more, fair value	30,277	88,258
Available-for-sale securities, fair value, total	156,761	135,022
Available-for-sale, Unrealized losses
Available-for-sale securities, less than 12 months, Unrealized losses	(7,184)	(378)
Available-for-sale securities, 12 months or more, Unrealized losses	(4,184)	(6,114)
Available-for-sale securities, Unrealized losses, total	(11,368)	(6,492)
Available-for sale securities, Debt securities, Foreign corporate bonds [Member]
Held-to-maturity, Fair value
Held-to-maturity securities, less than 12 months, fair value	194	88
Held-to-maturity securities, 12 months or more, fair value	0	305
Held-to-maturity securities, fair value, total	194	393
Held-to-maturity, Unrealized losses
Held-to-maturity securities, less than 12 months, unrealized losses	(3)	(4)
Held-to-maturity securities, 12 months or more , unrealized losses	0	(3)
Held-to-maturity securities, unrealized losses, total	(3)	(7)
Available-for sale securities, Debt securities, Other [Member]
Available-for-sale, Fair value
Available-for-sale securities, less than 12 months, fair value	2,882	6,441
Available-for-sale securities, 12 months or more, fair value	0	0
Available-for-sale securities, fair value, total	2,882	6,441
Available-for-sale, Unrealized losses
Available-for-sale securities, less than 12 months, Unrealized losses	(117)	(123)
Available-for-sale securities, 12 months or more, Unrealized losses	0	0
Available-for-sale securities, Unrealized losses, total	(117)	(123)
Equity Securities [Member]
Available-for-sale, Fair value
Available-for-sale securities, less than 12 months, fair value	36,391	10,069
Available-for-sale securities, 12 months or more, fair value	386	11,486
Available-for-sale securities, fair value, total	36,777	21,555
Available-for-sale, Unrealized losses
Available-for-sale securities, less than 12 months, Unrealized losses	(3,353)	(934)
Available-for-sale securities, 12 months or more, Unrealized losses	(94)	(2,503)
Available-for-sale securities, Unrealized losses, total	¥ (3,447)	¥ (3,437)